Other Reserves (Tables)	12 Months Ended
Jun. 30, 2023
Other Reserves [Abstract]
Schedule of Other Reserves	The following table shows a breakdown of the consolidated statement of financial position line item ‘other reserves’ and the movements in these reserves during the year
	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2020		1,011,878	121,467	1,133,345
Currency translation differences		-	(14,953)	(14,953)
Other comprehensive income		-	(14,953)	(14,953)
Transactions with owners in their capacity as owners
Transfer to share capital		(73,088)	-	(73,088)
Options and warrants issued/expensed	14(ii)	3,003,060	-	3,003,060
Options and warrants exercised	14(ii)	(213,722)	-	(213,722)
Options and warrants forfeited	14(ii)	(368,000)	-	(368,000)
At 30 June 2021		3,360,128	106,514	3,466,642
	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2021		3,360,128	106,514	3,466,642
Currency translation differences		-	6,708	6,708
Other comprehensive income		-	6,708	6,708
Transactions with owners in their capacity as owners
Options and warrants issued/expensed	14(ii)	54,930	-	54,930
Options and warrants lapsed/expired	14(ii)	(361,861)	-	(361,861)
At 30 June 2022		3,053,197	113,222	3,166,419
	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2022		3,053,197	113,222	3,166,419
Currency translation differences		-	(1,012)	(1,012)
Other comprehensive income		-	(1,012)	(1,012)
Transactions with owners in their capacity as owners
Options and warrants issued/expensed	14(ii)	104,753	-	104,753
Options and warrants lapsed/expired	14(ii)	(156,392)	-	(156,392)
Performance rights issued/expensed	14(ii)	122,201	-	122,201
At 30 June 2023		3,123,759	112,210	3,235,969

Schedule of Movements in Options and Warrants	Movements in options/warrants and performance rights:
Details	Notes	Number of options	Total A$
Balance at 30 June 2020		42,807,118	1,011,878
Exercise of representative warrants (2020-07-2)		(9,640)	-
Exercise of ESOP unlisted options at $0.50 (2020-07-24)		(100,000)	(15,700)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-07-27, 2020-07-29)		(3,048,000)	(1,012)
Lapse of unexercised options (2020-09-25)		(5,000,000)	(368,000)
Issue of representative warrants at US$23.44 per 40 options (2020-07-24)		2,560,000	1,032,960
Issue of ESOP unlisted options at $0.12 (2020-10-29)[1]		9,000,000	1,970,100
Cashless exercise of ESOP unlisted options at $0.12 (2021-02-09)		(900,000)	(197,010)
Reclassify share-based payment expenses from reserves to share capital		-	(73,088)
Balance at 30 June 2021		45,309,478	3,360,128
Lapse of unexercised options at $0.50 (2021-07-01)		(1,200,000)	(188,400)
Issue of ESOP unlisted options at $0.25 (2021-11-05)[2]		500,000	18,624
Lapse of unexercised options at $1.94 (2021-11-30)		(14,493)	(28,813)
Lapse of unexercised options at $1.94 (2022-06-14)		(24,721,108)	(144,648)
ESOP unlisted options granted at $0.12 (2022-06-27)[2]		-	36,306
Balance at 30 June 2022		19,873,877	3,053,197
Share-based payment expenses - options[2]		1,430,000	104,753
Lapse of unexercised options		(8,424,157)	(156,392)
Share-based payment expenses - performance rights[3]		-	122,201
Balance at 30 June 2023		12,879,720	3,123,759
1.	Given the shareholders’ approval at the AGM held on 29 October 2020, a total of 9,000,000 ESOP Options were issued to directors on 13 November 2020.
2.	During the fiscal year 2022, a total of 2,930,000 options were granted to key management personnel. 500,000, 1,000,000 and 1,430,000 options were granted under OIP to Dr. Jerry Kanellos on 26 October 2021, Mr. Paul Brennan on 16 March 2022 and Mr. Steven Lydeamore on 27 June 2022, respectively. 1,430,000 options have been issued to Mr. Steven Lydeamore in July 2022. 1,000,000 options granted to Mr. Brennan upon his appointment are subject to shareholders’ approval after the current reporting period.
3.	During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have nil exercise price, exercisable on issue and expiring on 12 July 2027.